Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The valuation allowance is based on management’s current estimates of taxable income for the jurisdictions in which we operate and the period over which the deferred tax assets will be recoverable.

	December 31, 2015	December 31, 2014
Current deferred income tax asset:
Tax net operating loss carry forward	$26,751,533	$23,305,265
Tax-deferred stock option expense	1,164,784	1,047,309
Research and development expense	-	-
Total current deferred income tax asset	27,916,317	24,352,574
Valuation Allowance	(27,916,317)	(24,352,574)
Net deferred income tax asset	$-	$-